Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	₨ 151,696	₨ 83,332
Lease liabilities	24,233	21,182
Trade payables and accrued expenses	99,034	76,512
Derivative liabilities	633	1,070
Other liabilities	36,071	3,761
Loans, borrowings and bank overdrafts, undiscounted cash flows	157,572	85,216
Lease Liabilities Undiscounted Cash Flows	26,076	22,823
Trade payables and accrued expenses, undiscounted cash flows	99,034	76,512
Derivative liabilities, undiscounted cash flows	633	1,070
Other liabilities, undiscounted cash flows	36,179	3,880
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	97,693	77,609
Lease Liabilities Undiscounted Cash Flows	9,872	8,398
Trade payables and accrued expenses, undiscounted cash flows	99,034	76,512
Derivative liabilities, undiscounted cash flows	585	1,070
Other liabilities, undiscounted cash flows	33,126	1,473
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	912	166
Lease Liabilities Undiscounted Cash Flows	6,947	6,317
Trade payables and accrued expenses, undiscounted cash flows	0
Derivative liabilities, undiscounted cash flows	10	0
Other liabilities, undiscounted cash flows	2,833	1,330
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	1,706	7,441
Lease Liabilities Undiscounted Cash Flows	6,913	6,017
Trade payables and accrued expenses, undiscounted cash flows	0
Derivative liabilities, undiscounted cash flows	38	0
Other liabilities, undiscounted cash flows	220	1,077
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	57,261
Lease Liabilities Undiscounted Cash Flows	2,344	₨ 2,091
Trade payables and accrued expenses, undiscounted cash flows	0
Derivative liabilities, undiscounted cash flows	0
Other liabilities, undiscounted cash flows	₨ 0